Reconciliation of Loss Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Numerator for basic loss per share:
Net loss	$ (13,467)	$ (1,184)	$ (8,864)	$ (683)	$ (14,651)	$ (9,547)	$ (3,878)	$ (88,150)
Less: Cumulative non-declared dividends on preferred stock	(390)				(780)		(780)
Net earnings (loss) attributable to common stockholders	(13,857)		(8,864)		(15,431)	(9,547)	(4,658)	(88,150)
Numerator for diluted loss per share:
Net earnings (loss) attributable to common stockholders	(13,857)		(8,864)		(15,431)	(9,547)	(4,658)	(88,150)
Net loss plus interest expense attributable to convertible notes	$ (13,857)		$ (8,864)		$ (15,431)	$ (9,547)	$ (4,658)	$ (88,150)
Denominator for basic loss per share:
Basic weighted average common shares outstanding during the period	21,509		21,344		21,463	21,319	21,332	21,251
Denominator for diluted loss per share :
Basic weighted average common shares outstanding during the period	21,509		21,344		21,463	21,319	21,332	21,251
Diluted weighted average common shares	21,509		21,344		21,463	21,319	21,332	21,251
Basic (in dollars per share)	$ (0.64)		$ (0.42)		$ (0.72)	$ (0.45)	$ (0.22)	$ (4.15)
Diluted (in dollars per share)	$ (0.64)		$ (0.42)		$ (0.72)	$ (0.45)	$ (0.22)	$ (4.15)
Stock options, RSAs, RSUs and DSUs
Denominator for diluted loss per share :
Antidilutive securities excluded from weighted average share calculations (in shares)							1,000	829
Convertible Notes
Denominator for diluted loss per share :
Antidilutive securities excluded from weighted average share calculations (in shares)	698		930		930	930	930	930